UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund August 31, 2011 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summaries	6
Disclosure of Fund expenses	16
Security type/sector allocations	19
Statements of net assets	22
Statements of operations	68
Statements of changes in net assets	70
Financial highlights	76
Notes to financial statements	100
Report of independent registered
public accounting firm	113
Other Fund information	114
Board of trustees/directors and
officers addendum	120
About the organization	130

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® National Tax-Free Funds	September 6, 2011

Performance preview (for the year ended August 31, 2011)
Delaware Tax-Free USA Fund (Class A shares)	1-year return	+1.65%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+2.66%
Lipper General Municipal Debt Funds Average	1-year return	+1.47%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 6.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper General Municipal Debt Funds Average compares funds that invest at least 65% of assets in municipal debt issues in the top four credit ratings.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+1.10%
Barclays Capital 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+3.18%
Lipper Intermediate Municipal Debt Funds Average	1-year return	+2.48%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 9.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	+0.23%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+2.66%
Lipper High-Yield Municipal Debt Funds Average	1-year return	+0.86%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 12.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper High-Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower rated municipal debt issues.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware Investments® National Tax-Free Funds

Economic backdrop

When the Funds’ fiscal year began in September 2010, many municipal bond investors appeared to be anticipating a moderately improving economy and, as a result, they were likely expecting interest rates to rise in 2011 (especially since rates had been trending at historically low levels). However, this optimism was soon muted as mounting data suggested a slowdown in U.S. economic growth and stimulated fears of a so-called double-dip recession.

Ultimately, lackluster reports on gross domestic product (GDP), which measures the total dollar value of goods and services produced by the economy, confirmed the economy’s disappointing performance. The data reflected persistent weakness in economic output, including the following readings:
  In the third and fourth quarters of 2010, U.S. GDP expanded by annualized rates of 2.5% and 2.3%, respectively.

  During the first quarter of 2011, GDP grew at an annualized rate of just 0.4% — the weakest showing in seven quarters.

  Growth in the second quarter of 2011 came in only slightly better, at an estimated annualized rate of 1.0%.
Data: U.S. Commerce Department

Arguably, employment continued to be the Achilles’ heel of the economy. Even early in the fiscal year, amid decent economic growth, employment continued to struggle. At the start of the Funds’ fiscal year, unemployment was at a high rate of 9.6% and ticked further upward to 9.8% within several months. A period of optimism followed as the jobless rate declined a full percentage point between November 2010 and March 2011. From there, however, the unemployment rate reversed course and rose to 9.0% in April, hovering close to that level for the remainder of the Funds’ fiscal year.

In the second half of the Funds’ fiscal year, the global economic picture worsened:
  In March 2011, the massive earthquake that struck Japan, followed by a devastating tsunami and nuclear crisis, hurt factory production and reduced worldwide economic output.

  The European debt crisis resurfaced and threatened to ensnare some of the continent’s larger economies, such as Italy and Spain.

  A political battle in Washington D.C. over government spending and the lifting of the federal debt ceiling increased investor uncertainty and anxiety.

  Citing these severe political disagreements in the face of rising debt, credit-rating agency Standard & Poor’s (S&P) downgraded the long-term rating on U.S. sovereign debt. In what was the first such downgrade in history, the United States’ S&P rating went to AA+, one notch down from its former rating of AAA.
These mounting challenges and economic crosscurrents led to significant volatility in the financial markets. Despite the rating downgrade of U.S. bonds, many fixed income investors flocked to the perceived safety of U.S. Treasury debt, pushing interest rates even lower.

Conditions within municipal bond markets

Municipal bonds benefited from a generally favorable market backdrop during the first two months of the Funds’ fiscal year. Inflation remained under control and interest rates trended downward, boosting the performance of fixed income securities. Two additional factors, more technical in nature, had a positive effect on municipal securities: supply of municipal bonds remained constrained, and demand remained healthy.

Beginning in November 2010, however, a number of factors combined to weigh on the municipal bond market:
  Many investors worried that renewed federal economic stimulus efforts would increase the risk of inflation.

  Expectations grew that Republican congressional election victories would mean the end of the federal Build America Bonds program and a potential increase in the supply of traditional tax-exempt debt.

  Worries mounted about the fiscal condition of many state and local governments and their ability to repay their debt. Investor anxiety about state finances was exacerbated by a heavy dose of negative headlines from various media outlets, including articles in The Wall Street Journal, The New York Times, and a particularly troubling segment that aired on the television program 60 Minutes in mid-December.
Amid these conditions, the municipal bond market experienced two violent selloffs during the fourth quarter of 2010, setting in motion a wave of negative sentiment that spilled into early 2011. Within a very short time, municipal bond mutual funds went from an environment of strong inflows to one of strong outflows.

After January 2011, however, the situation stabilized, and trends turned favorable for tax-exempt bond investors. Rates on municipal securities generally decreased throughout the rest of the fiscal year, following Treasury bond yields downward (though not to the same degree).

Across the yield curve, municipal bonds saw their prices rise and their yields decline. Overall, the municipal yield curve steepened modestly during the Funds’ fiscal year, meaning that the difference between short- and long-term municipal bond yields increased.

The strongest-performing parts of the yield curve were the middle maturities — bonds with maturities ranging from six to eight years. Very short investments did not gain as much ground, nor did bonds on the longer end of the maturity range.

With regard to credit quality, medium-grade securities, or A-rated bonds, were the market’s best performers. Bonds with the highest level of credit quality, namely those with AAA or AA credit ratings, were the second-strongest performing segment, while bonds rated BBB, the lowest tier of the investment grade bond universe, trailed all other investment grade bonds. Overall, this breakdown in performance reflected investors’ preference for bonds with less credit risk during what was largely an uncertain market climate.

A temporarily defensive approach

Going into 2011, we believed a heightened level of risk pervaded the market, and we took temporary steps to attempt to position

Portfolio management review
Delaware Investments® National Tax-Free Funds

the Funds’ portfolios more defensively; this meant sacrificing some income-generation potential, but it ultimately translated to an increase in credit quality within each Fund.

Because we expected the supply of municipal bonds to build in the wake of the expiration of the Build America Bonds program — especially for bonds with longer maturities — we modestly reduced each Fund’s exposure to longer-dated bonds, while trimming each Fund’s position in lower-rated issues. In both cases, we did not believe these types of securities would perform well in an environment of increased bond supply. (We should stress that these changes took place at the margins of each Fund’s portfolio and only reflected minor adjustments.)

Initially, these adjustments did not work as well as we had hoped, given that mid-January was the high point for interest rates during the Funds’ fiscal year. At that time, investors’ credit fears generally started to subside, and rates began to move downward. This trend worked against the higher-quality, shorter-duration positioning we had recently moved toward.

Thus, in mid-March we decided that our conservative approach was not serving the Funds’ shareholders as well as we had anticipated. When it became clear that the bond market was recovering, we took steps that included, among other actions, reducing each Fund’s allocation to cash. In redeploying that cash, we followed our traditional credit-selection process and focused on the types of bonds we more routinely invest in — bonds that we believe offer very good potential value relative to their inherent risk. As a result, we gradually moved each Fund’s portfolio to a less defensive posture.

Notable holdings within the Funds

With a few exceptions, the best-performing individual bonds across the three Funds shared a number of characteristics. In general, bonds with short- to medium-term maturities tended to enjoy better performance throughout the Funds’ fiscal year. Also, bonds with lower credit ratings typically underperformed their higher-rated counterparts, amid an environment in which many investors reduced their exposure to bond issuers with weaker credit quality.

Another important performance factor was the timing of bond purchases. As we previously discussed, the high point for interest rates was in mid-January 2011, when bond prices were relatively low. The bonds that were introduced into the Funds during this period provided relatively good returns, given that their prices rebounded when market conditions subsequently improved.

For example, the strongest individual contributors within Delaware Tax-Free USA Fund included bonds issued by the New Jersey Economic Development Authority, rated Aa3 and A+ by Moody’s and S&P, respectively. With a 2023 maturity date, these bonds were within the strongest-performing maturity range within the municipal market. In addition, the bonds were purchased in mid-February when prices were generally low. Similarly, the Fund’s position in California Department of Water Resources bonds, with respective credit ratings of Aa3 and AA- (and a 2020 maturity), were purchased in late December and eventually appreciated when investor sentiment rebounded.

The weakest-performing securities for Delaware Tax-Free USA Fund were both lower-rated bond issues with long maturities — two characteristics that were not embraced by investors during the Fund’s fiscal year. For instance, bonds issued by Capital Trust Agency of Florida (rated Baa3 by Moody’s and nonrated by S&P, maturing in 2032) provided the weakest performance, declining by approximately 9% during the fiscal year. Another disappointment came from the Fund’s position in bonds issued by the New Jersey Economic Development Authority. These bonds, which were backed by cigarette taxes, also suffered from their lower credit ratings (Baa3 by Moody’s) and a relatively long maturity date.

The top-performing bonds in Delaware Tax-Free USA Intermediate Fund were issued by the New Jersey Economic Development Authority, similar to those held in Delaware Tax-Free USA Fund (but with a higher credit rating and shorter maturity date). These bonds were added to the Fund’s portfolio in mid-January 2011, when we believed they provided unusually attractive value relative to their risk characteristics. Another well-timed purchase involved bonds issued by the Massachusetts Health and Educational Facilities Authority (to finance activities at Massachusetts Institute of Technology). These bonds were rated Aaa and AAA by Moody’s and S&P, respectively.

In contrast, notably weaker performers within Delaware Tax-Free USA Intermediate Fund included bonds issued by the state of Pennsylvania on behalf of East Stroudsburg University. These securities underperformed due to their relatively long maturities and low-investment-grade credit ratings. These same factors dragged down performance for utility bonds issued by the Puerto Rico Electric Power Authority. In fact, a longer-maturity bond from the same issuer represented the weakest-returning security for Delaware National High-Yield Municipal Bond Fund. Other notable underperformers for this Fund included New York City Industrial Development Agency bonds issued to help finance a new stadium for the New York Mets professional baseball team. These bonds had 35 years until maturity and credit ratings of Baa1 and BB+ (by Moody’s and S&P respectively), neither of which were favorable characteristics given the market environment.

The best-performing securities within Delaware National High-Yield Municipal Bond Fund were tobacco-securitization bonds issued by the state of California. Although these bonds, which are backed by cigarette-company revenues, were lower rated and relatively long in maturity, these factors were more than offset by the positive effects of the timing of our purchase (they were added to the Fund’s portfolio in mid-December 2010, when tobacco bonds were broadly underperforming). Similarly, the Fund’s purchase of high-quality New York City Transitional Financial Authority bonds proved favorable. In addition to benefiting from credit ratings of Aa1 and AAA (by Moody’s and S&P, respectively) and maturities in 2018, these securities were purchased at what we viewed as a good price in early February 2011.

Performance summaries
Delaware Tax-Free Arizona Fund	August 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through Aug. 31, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	+1.65%	+3.99%	+4.57%	+6.96%
Including sales charge	-2.94%	+3.02%	+4.09%	+6.79%
Class B (Est. May 2, 1994)
Excluding sales charge	+0.89%	+3.18%	+3.91%	+4.44%
Including sales charge	-3.00%	+2.93%	+3.91%	+4.44%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+0.88%	+3.20%	+3.77%	+3.78%
Including sales charge	-0.09%	+3.20%	+3.77%	+3.78%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+1.83%	n/a	n/a	+9.97%
Including sales charge	+1.83%	n/a	n/a	+9.97%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.24% of average daily net assets.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.56% of the Fund’s average daily net assets from Dec. 29, 2010, through Dec. 29, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	0.95%	1.71%	1.71%	0.71%
(without fee waivers)
Net expenses	0.80%	1.56%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free Arizona Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2001, through Aug. 31, 2011

For period beginning Aug. 31, 2001, through Aug. 31, 2011	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,208
Delaware Tax-Free USA Fund — Class A Shares	$9,550	$14,913

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2001, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 6 through 8.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 2001. The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class B	DTFCX	245909403
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

Delaware Tax-Free USA Intermediate Fund	August 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through Aug. 31, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	+1.10%	+4.21%	+4.59%	+5.26%
Including sales charge	-1.65%	+3.64%	+4.29%	+5.11%
Class B (Est. May 2, 1994)
Excluding sales charge	+0.25%	+3.34%	+4.14%	+4.88%
Including sales charge	-1.71%	+3.34%	+4.14%	+4.88%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+0.25%	+3.33%	+3.70%	+4.06%
Including sales charge	-0.73%	+3.33%	+3.70%	+4.06%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+1.28%	n/a	n/a	+7.65%
Including sales charge	+1.28%	n/a	n/a	+7.65%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 10. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. This fee has been contractually limited to 0.15% of average daily net assets from Dec. 29, 2010, through Dec. 29, 2011.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis

Performance summaries
Delaware Tax-Free USA Intermediate Fund

approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.60% of the Fund’s average daily net assets from Dec. 29, 2010, through Dec. 29, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	1.00%	1.70%	1.70%	0.70%
(without fee waivers)
Net expenses	0.75%	1.60%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2001, through Aug. 31, 2011

For period beginning Aug. 31, 2001, through Aug. 31, 2011	Starting value	Ending value
Barclays Capital 3–15 Year Blend Municipal Bond Index	$10,000	$16,305
Delaware Tax-Free USA Intermediate Fund — Class A Shares	$9,725	$15,218

1 The “Performance of $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2001, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 10. Please note additional details on pages 9 through 11.

The chart also assumes $10,000 invested in the Barclays Capital 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2001.

The Barclays Capital 3–15 Year Blend Municipal Bond Index, sometimes also referred to as the Barclays Capital 3–15 Year Municipal Bond Index, measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class B	DUIBX	245909601
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

Performance summaries
Delaware National High-Yield Municipal Bond Fund	August 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through Aug. 31, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 22, 1986)
Excluding sales charge	+0.23%	+3.86%	+4.60%	+6.21%
Including sales charge	-4.33%	+2.90%	+4.12%	+6.01%
Class B (Est. Dec. 18, 1996)
Excluding sales charge	-0.51%	+3.06%	+3.96%	+4.55%
Including sales charge	-4.33%	+2.81%	+3.96%	+4.55%
Class C (Est. May 26, 1997)
Excluding sales charge	-0.51%	+3.07%	+3.82%	+4.11%
Including sales charge	-1.46%	+3.07%	+3.82%	+4.11%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+0.41%	n/a	n/a	+15.92%
Including sales charge	+0.41%	n/a	n/a	+15.92%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.60% of the Fund’s average daily net assets from Dec. 29, 2010, through Dec. 29, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	1.04%	1.79%	1.79%	0.79%
(without fee waivers)
Net expenses	0.85%	1.60%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance summaries
Delaware National High-Yield Municipal Bond Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2001, through Aug. 31, 2011

For period beginning Aug. 31, 2001, through Aug. 31, 2011	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,208
Delaware National High-Yield Municipal Bond Fund — Class A Shares	$9,550	$14,956

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2001, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 12 through 14.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 2001. The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class B	DVNYX	928928233
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

Disclosure of Fund expenses
For the six-month period from March 1, 2011 to August 31, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2011 to August 31, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/11	8/31/11	Expense Ratio	3/1/11 to 8/31/11*
Actual Fund return
Class A	$1,000.00	$1,062.70	0.80%	$4.16
Class B	1,000.00	1,057.70	1.56%	8.09
Class C	1,000.00	1,057.70	1.56%	8.09
Institutional Class	1,000.00	1,062.70	0.56%	2.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class B	1,000.00	1,017.34	1.56%	7.93
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/11	8/31/11	Expense Ratio	3/1/11 to 8/31/11*
Actual Fund return
Class A	$1,000.00	$1,051.30	0.75%	$3.88
Class B	1,000.00	1,047.80	1.60%	8.26
Class C	1,000.00	1,047.80	1.60%	8.26
Institutional Class	1,000.00	1,052.60	0.60%	3.10
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Disclosure of Fund expenses

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/11	8/31/11	Expense Ratio	3/1/11 to 8/31/11*
Actual Fund return
Class A	$1,000.00	$1,069.40	0.85%	$4.43
Class B	1,000.00	1,065.30	1.60%	8.33
Class C	1,000.00	1,065.20	1.60%	8.33
Institutional Class	1,000.00	1,070.30	0.60%	3.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free USA Fund	As of August 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.84%
Corporate Revenue Bonds	16.87%
Education Revenue Bonds	10.51%
Electric Revenue Bonds	2.14%
Healthcare Revenue Bonds	9.89%
Housing Revenue Bonds	1.28%
Lease Revenue Bonds	4.98%
Local General Obligation Bonds	4.71%
Pre-Refunded/Escrowed to Maturity Bonds	10.44%
Special Tax Revenue Bonds	13.74%
State General Obligation Bonds	9.15%
Transportation Revenue Bonds	11.27%
Water & Sewer Revenue Bonds	3.86%
Short-Term Investment	0.06%
Total Value of Securities	98.90%
Receivables and Other Assets Net of Liabilities	1.10%
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.10%
Corporate Revenue Bonds	9.26%
Education Revenue Bonds	7.46%
Electric Revenue Bonds	2.54%
Healthcare Revenue Bonds	9.48%
Housing Revenue Bonds	0.60%
Lease Revenue Bonds	4.28%
Local General Obligation Bonds	7.39%
Pre-Refunded/Escrowed to Maturity Bonds	3.43%
Resource Recovery Revenue Bonds	0.27%
Special Tax Revenue Bonds	10.16%
State General Obligation Bonds	22.35%
Transportation Revenue Bonds	14.50%
Water & Sewer Revenue Bonds	6.38%
Short-Term Investments	0.74%
Total Value of Securities	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%

Delaware National High-Yield Municipal Bond Fund	As of August 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.41%
Corporate Revenue Bonds	20.23%
Education Revenue Bonds	21.21%
Healthcare Revenue Bonds	22.52%
Housing Revenue Bonds	0.67%
Lease Revenue Bonds	4.55%
Pre-Refunded/Escrow to Maturity Bonds	0.79%
Resource Recovery Revenue Bonds	0.44%
Special Tax Revenue Bonds	14.91%
State General Obligation Bonds	5.80%
Transportation Revenue Bonds	6.60%
Water & Sewer Revenue Bonds	0.69%
Total Value of Securities	98.41%
Receivables and Other Assets Net of Liabilities	1.59%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free USA Fund	August 31, 2011

	Principal amount	Value
Municipal Bonds – 98.84%
Corporate Revenue Bonds – 16.87%
Alliance Airport Authority, Texas Special Facilities Revenue
(American Airlines Project) Series B 5.25% 12/1/29 (AMT)	$2,250,000	$1,495,733
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	14,405,000	10,145,441
6.50% 6/1/47	6,000,000	4,643,160
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,598,199
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,151,094
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,150,659
6.25% 6/1/24	6,810,000	7,133,134
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,610,000	2,618,691
Indianapolis, Indiana Airport Authority Revenue
Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	3,073,538
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,938,340
Iowa Finance Authority Pollution Control Facilities Revenue
(Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,976,118
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,375,000	3,332,914
Mason County, West Virginia Pollution Control Revenue
(Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,022,530
Mississippi Business Finance Corporation Pollution Control
Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	3,000,000	2,999,700
Missouri State Environmental Improvement & Energy
Resource Authority Pollution Control Revenue Refunding
(St. Joseph Light & Power Co. Project)
5.85% 2/1/13 (AMBAC)	2,200,000	2,206,930
• Mobile, Alabama Industrial Development Board Pollution
Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	4,750,000	5,049,013

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	$1,915,000	$1,965,326
6.50% 11/1/39	3,915,000	4,157,299
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines, Inc. Project)
6.25% 9/15/29 (AMT)	2,000,000	1,871,620
• New York City, New York Industrial Development
Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.625% 8/1/25 (AMT)	4,620,000	4,624,435
7.75% 8/1/31 (AMT)	2,000,000	2,003,600
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,000,000	2,948,340
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy Generation)
Series A 5.70% 8/1/20	4,750,000	5,139,263
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	6,340,000	6,801,995
Petersburg, Indiana Pollution Control Revenue (Indianapolis
Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	5,048,650
Richmond County, Georgia Development Authority
Environmental Improvement Revenue (International
Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	5,046,900
South Carolina Jobs-Economic Development Authority
Industrial Revenue (South Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	500,395
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	3,884,940
		106,527,957
Education Revenue Bonds – 10.51%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,390,000	5,114,032
Broward County, Florida Educational Facilities Authority
Revenue (Nova Southeastern Project)
5.25% 4/1/27 (RADIAN)	1,000,000	985,320
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools)
6.125% 7/1/46	5,160,000	4,921,092

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	$3,400,000	$3,238,058
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,369,090
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue (Chester Community
Charter School) Series A 6.125% 8/15/40	2,145,000	1,990,710
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	2,850,000	2,083,008
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,050,312
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,638,900
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,295,000	5,948,985
5.50% 11/15/36	4,515,000	5,068,629
Missouri State Health & Educational Facilities Authority
Revenue (Washington University) Series A 5.375% 3/15/39	5,000,000	5,462,650
New Jersey Economic Development Authority Revenue
(Providence Group - Montclair) 5.875% 6/1/42	4,285,000	4,215,669
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32	1,435,000	1,665,002
New York City Trust For Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	1,500,000	1,512,150
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. -
East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	5,451,360
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,665,000	1,285,730
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools) Series A
6.70% 8/15/40	1,500,000	1,540,935
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	974,614
5.35% 6/15/32	2,300,000	1,842,484
		66,358,730

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 2.14%
California State Department of Water Resources
Series L 5.00% 5/1/20	$5,000,000	$5,999,450
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,005,830
Series WW 5.50% 7/1/38	2,100,000	2,107,539
Series XX 5.75% 7/1/36	3,245,000	3,324,827
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (NATL-RE)	1,000,000	1,053,090
		13,490,736
Healthcare Revenue Bonds – 9.89%
Brevard County, Florida Health Facilities Authority Health
Care Facilities Revenue (Heath First Inc. Project)
7.00% 4/1/39	1,610,000	1,767,410
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,500,000	2,773,925
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center)
Series A 5.50% 6/1/32	1,000,000	1,008,030
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
Senior Housing (St. Clarence - Geac) Series A 6.25% 5/1/38	1,500,000	1,190,295
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,083,480
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
Systems) Series A 5.50% 1/1/29	4,000,000	4,170,080
Fairfax County, Virginia Industrial Development Authority
Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,626,200
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,002,960
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44	4,500,000	4,711,725
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,961,120
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	3,000,000	2,919,780
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
Foundation Project) 6.50% 5/15/37	2,190,000	2,324,006

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lucas County, Ohio Health Care Facility Revenue (Sunset
Retirement Communities) Series A 6.625% 8/15/30	$2,000,000	$2,001,180
Maricopa County, Arizona Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 6.00% 7/1/39	3,690,000	3,827,194
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,579,555
(Trinity Health Credit) Series C 5.375% 12/1/30	4,120,000	4,150,570
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/37	3,000,000	3,059,880
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,883,595
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,501,757
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	2,935,369
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,066,160
^ Oregon Health & Science University Revenue
(Capital Appreciation Insured)
Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,273,300
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,700,000	2,485,809
Tallahassee, Florida Health Facilities Revenue
(Tallahassee Memorial Regional Medical Center)
Series B 6.00% 12/1/15 (NATL-RE)	2,140,000	2,146,206
		62,449,586
Housing Revenue Bonds – 1.28%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,750,000	4,658,278
Florida Housing Finance Agency
(Spinnaker Cove Apartments) Series G
6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	499,330
Missouri State Housing Development Commission Mortgage
Revenue Single Family Homeowner Loan A 5.20% 9/1/33
(GNMA) (FNMA) (AMT)	155,000	155,456

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	$1,435,000	$1,449,163
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	505,380
Orange County, Florida Housing Finance Authority
Homeowner Revenue
Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)	95,000	95,325
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project) Series A
6.05% 4/1/18 (GNMA) (AMT)	735,000	736,227
		8,099,159
Lease Revenue Bonds – 4.98%
Capital Area, Texas Cultural Education Facilities Finance
Corporation Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	2,045,000	2,097,659
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	4,750,000	3,692,413
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,100,056
Grapevine, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.50% 1/1/24 (AMT)	850,000	752,293
Houston, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.375% 1/1/23 (AMT)	1,985,000	1,749,956
Loudoun County, Virginia Industrial Development Authority Public
Safety Facility Lease Revenue Series A 5.25% 12/15/23 (AGM)	700,000	766,087
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,516,049
5.625% 12/1/28	2,365,000	2,437,227
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	608,660
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	501,640
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	6,000,000	6,864,539
Series GG 5.75% 9/1/23	1,000,000	1,153,590
New Jersey State Various Purpose 5.00% 6/1/17	3,000,000	3,572,490
Puerto Rico Commonwealth Industrial Development Company
General Purpose Revenue Series B 5.375% 7/1/16	1,000,000	1,001,890

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue (Guaranteed
Government Facilities) Series F 5.25% 7/1/25	$930,000	$936,761
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,727,583
		31,478,893
Local General Obligation Bonds – 4.71%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,177,280
Fairfax County, Virginia Improvement
Series A 5.00% 4/1/18	6,000,000	7,330,620
Georgetown, Texas Independent School District (School Building)
5.00% 8/15/22 (PSF)	500,000	595,535
5.00% 8/15/24 (PSF)	1,430,000	1,656,541
5.00% 8/15/25 (PSF)	945,000	1,081,751
5.00% 8/15/26 (PSF)	1,000,000	1,132,110
Los Angeles, California Unified School District Election of
2005 Series F 5.00% 1/1/34	6,180,000	6,350,877
New York City, New York Series I-1 5.375% 4/1/36	5,000,000	5,359,550
Powell, Ohio 5.50% 12/1/32 (NATL-RE) (FGIC)	2,000,000	2,091,720
		29,775,984
§Pre-Refunded/Escrowed to Maturity Bonds – 10.44%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	375,000	418,178
Duluth, Minnesota Economic Development Authority Health
Care Facilities Revenue (Benedictine Health System -
St. Mary’s Hospital) 5.25% 2/15/33-14	4,000,000	4,472,840
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Series B 5.625% 6/1/38-13	7,500,000	8,187,900
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
6.10% 3/1/16	1,225,000	1,151,745
Henrico County, Virginia Economic Development Authority
Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-12	130,000	138,358
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	5,000,000	5,251,300

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Linn County, Oregon Community School District #9
Lebanon 5.60% 6/15/30-13 (FGIC)	$2,000,000	$2,190,060
Louisiana Public Facilities Authority Hospital Revenue
(Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	970,000	1,019,887
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland
College Park Project) 5.625% 6/1/35-13	1,125,000	1,229,231
Michigan State Hospital Finance Authority Revenue
(Trinity Health) 5.375% 12/1/30-12	380,000	404,130
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,173,120
New Jersey State Educational Facilities Authority Revenue
(Stevens Institute of Technology) Series B 5.25% 7/1/24-14	2,085,000	2,362,326
New Jersey State Highway Authority Garden State Parkway
General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,602,200
5.50% 1/1/16 (FGIC)	1,000,000	1,210,470
New York City, New York
Series I 5.125% 3/1/23-13	5,875,000	6,304,639
Series J 5.25% 6/1/28-13	1,495,000	1,625,573
North Carolina Medical Care Commission Hospital Revenue
(Northeast Medical Center Project) 5.125% 11/1/34-14	1,250,000	1,435,575
Oklahoma State Turnpike Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	17,992,210
University of the Virgin Islands Series A 5.375% 6/1/34-14	500,000	572,975
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,020,000	2,477,328
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	600,000	723,546
		65,943,591
Special Tax Revenue Bonds – 13.74%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	8,657,218
California State Economic Recovery
Series A 5.25% 7/1/21	3,130,000	3,683,979
Florida Enterprise Community Development District Special
Assessment 6.10% 5/1/16 (NATL-RE)	595,000	597,505

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement
Districts #T-18 5.30% 9/1/35	$2,310,000	$1,208,176
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,241,448
Jacksonville, Florida Excise Taxes Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,032,360
Lammersville, California School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,484,429
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
5.00% 1/1/32	1,500,000	850,050
5.125% 1/1/37	1,500,000	850,110
Missouri State Environmental Improvement & Energy Water
Pollution Control Revenue (State Revolving Fund Project)
Series A 6.05% 7/1/16 (AGM)	705,000	708,187
Missouri State Highways & Transportation Commission State
Road Revenue Series B 5.00% 5/1/24	9,000,000	10,126,439
Mosaic, Virginia District Community Development Authority
Revenue Series A 6.875% 3/1/36	3,980,000	4,124,474
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	1,935,000	1,804,755
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,222,136
Series B 5.00% 8/1/19	5,105,000	6,114,871
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,129,810
New York City, New York Transitional Finance Authority
Future Tax Secured
Fiscal 2011 5.00% 2/1/26	3,000,000	3,367,230
Series C 5.25% 11/1/25	6,000,000	6,916,140
Series D 5.00% 2/1/31	5,000,000	5,090,500
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,081,040
New York State Dormitory Authority State Personal Income
Tax Revenue Series B 5.25% 3/15/38	6,000,000	6,449,520
Puerto Rico Sales Tax Financing Corporation Tax Revenue
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	3,890,000	3,350,963
Series A 5.75% 8/1/37	5,000,000	5,181,300
Series C 6.00% 8/1/39	2,250,000	2,395,193

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	Tampa, Florida Sports Authority Revenue Sales Tax
	(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	$1,000,000	$1,079,010
^	Wyandotte County, Kansas City, Kansas Unified Government
	Special Obligation Revenue (Capital Appreciation-Sales
	Tax Subordinate Lien) 6.07% 6/1/21	5,230,000	3,056,151
			86,802,994
State General Obligation Bonds – 9.15%
	California State 5.25% 11/1/40	3,795,000	3,859,629
	California State Various Purposes
	6.00% 4/1/38	4,060,000	4,432,464
	6.50% 4/1/33	2,570,000	2,969,327
	Guam Government Series A 7.00% 11/15/39	4,295,000	4,434,588
	Maryland State & Local Facilities Loan
	Second Series 5.00% 8/1/16	4,000,000	4,802,560
	Series C 5.00% 11/1/18	8,550,000	10,566,176
	North Carolina State Public Improvement
	Series A 5.00% 5/1/20	10,585,000	13,095,232
	Puerto Rico Commonwealth Public Improvement Series A
	5.125% 7/1/31	4,415,000	4,167,937
	5.25% 7/1/23	500,000	517,165
	5.50% 7/1/19 (NATL-RE)	5,000,000	5,540,600
	Virginia State Series D 5.00% 6/1/19	2,785,000	3,439,391
			57,825,069
Transportation Revenue Bonds – 11.27%
	Central Texas Regional Mobility Authority Revenue
	Senior Lien 6.00% 1/1/41	5,160,000	4,959,586
	Dallas-Fort Worth, Texas International Airport Revenue
	Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,500,630
	Delaware Transportation Authority 5.00% 7/1/22	4,345,000	4,727,099
	Maryland State Economic Development Corporation Revenue
	(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,016,181
	New York State Thruway Authority General Revenue
	Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,162,084
	North Texas Tollway Authority Revenue (First Tier)
	Series A 6.00% 1/1/24	3,345,000	3,691,241
	•Series E-3 5.75% 1/1/38	4,320,000	4,992,019
Ω	Pennsylvania Turnpike Commission Revenue Convertible
	Capital Appreciation Series B2 5.35% 12/1/30	8,500,000	6,852,105

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	$1,800,000	$1,908,666
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	4,814,453
6.50% 12/1/28	5,500,000	5,740,240
St. Louis, Missouri Airport Revenue (Lambert-St Louis
International) Series A-1 6.625% 7/1/34	5,995,000	6,442,647
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	5,952,744
7.50% 6/30/33	1,560,000	1,725,220
(Mobility Partners)
6.875% 12/31/39	5,500,000	5,686,505
		71,171,420
Water & Sewer Revenue Bonds – 3.86%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,048,734
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,461,360
Series A 5.25% 6/15/34	3,705,000	3,796,551
San Francisco, California City & County Public Utilities
Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,470,650
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (AGM)	1,000,000	1,218,340
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	511,010
West Virginia State Water Development Authority Revenue
(Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,906,589
		24,413,234
Total Municipal Bonds (cost $595,196,130)		624,337,353

Short-Term Investment – 0.06%
¤Variable Rate Demand Note – 0.06%
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation)
Series D-2 0.14% 5/1/37	400,000	400,000
Total Short-Term Investment (cost $400,000)		400,000

Total Value of Securities – 98.90%
(cost $595,596,130)	$624,737,353
Receivables and Other Assets
Net of Liabilities – 1.10%	6,913,767
Net Assets Applicable to 55,905,277
Shares Outstanding – 100.00%	$631,651,120

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($589,174,955 / 52,151,912 Shares)	$11.30
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($2,682,271 / 237,539 Shares)	$11.29
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($30,552,402 / 2,703,797 Shares)	$11.30
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($9,241,492 / 812,029 Shares)	$11.38

Components of Net Assets at August 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$612,009,388
Undistributed net investment income	66,895
Accumulated net realized loss on investments	(9,566,386)
Net unrealized appreciation of investments	29,141,223
Total net assets	$631,651,120

§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2011. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Statements of net assets
Delaware Tax-Free USA Fund

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Insured by Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Insured by Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$11.30
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.83

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free USA Intermediate Fund	August 31, 2011

		Principal amount	Value
Municipal Bonds – 98.10%
Corporate Revenue Bonds – 9.26%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,462,628
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	1,150,000	1,187,410
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue (Virginia Electric &
	Power) Series A 5.00% 5/1/23	1,460,000	1,609,168
•	Gulf Coast Waste Disposal Authority, Texas Environmental
	Facilities Revenue (BP Products North America)
	2.30% 1/1/26	780,000	794,765
	2.30% 1/1/42	1,500,000	1,528,395
	Harris County, Texas Industrial Development Corporation
	Solid Waste Disposal Revenue (Deer Park Refining
	Project) 5.00% 2/1/23	2,750,000	2,932,490
	Illinois Railsplitter Tobacco Settlement Authority
	5.25% 6/1/20	1,000,000	1,083,010
	6.25% 6/1/24	7,500,000	7,855,874
	Indianapolis, Indiana Airport Authority Revenue
	Special Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	838,238
	Iowa Finance Authority Pollution Control Facilities Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,184,680
•	Maricopa County, Arizona Corporation Pollution Control
	Revenue (Public Service - Palo Verde Project)
	Series B 5.20% 6/1/43	6,000,000	6,204,060
	Maryland Economic Development Corporation
	Pollution Control Revenue
	(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	2,024,437
	(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,112,682
	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue (Federal Express Corp. Project)
	5.05% 9/1/12	1,000,000	1,035,510
	Michigan State Strategic Fund Limited Obligation Revenue
	(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,980,870
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	2,840,000	3,018,778

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Special
Facilities Revenue (Continental Airlines, Inc. Project)
6.625% 9/15/12 (AMT)	$4,895,000	$4,955,894
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy)
Series A
5.70% 2/1/14	2,225,000	2,426,118
5.70% 8/1/20	4,320,000	4,674,024
Series C 5.625% 6/1/18	2,370,000	2,666,060
(USX Project) 5.00% 11/1/15	1,000,000	1,019,260
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Exelon Generation Co. Project) Series A 5.00% 12/1/42	1,355,000	1,395,582
(Shipping Port) Series A 3.375% 12/1/40	5,000,000	5,135,800
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	6,675,000	7,505,637
Whiting, Indiana Environmental Facilities Revenue
(BP Products North America) 5.00% 1/1/16	1,100,000	1,231,439
		72,862,809
Education Revenue Bonds – 7.46%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	884,180
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	3,150,000	3,258,423
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	960,000	961,306
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,078,979
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,615,150
Delaware County, Pennsylvania Industrial Development
Authority Revenue (Chester Community Charter School)
Series A 5.25% 8/15/30	3,315,000	2,889,818
Fulton County, Georgia Development Authority
Revenue (Molecular Science Building Project)
5.25% 5/1/21 (NATL-RE)	1,000,000	1,080,430

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	$1,000,000	$720,580
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,080,000	1,070,539
Massachusetts State Development Finance
Agency Revenue (Harvard University) Series B-1
5.25% 10/15/29	1,670,000	1,929,635
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institution Technology)
Series M 5.25% 7/1/20	3,000,000	3,781,620
• (Northeastern University) 4.125% 10/1/37	2,360,000	2,400,993
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	514,765
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,710,000	1,731,478
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/21	3,025,000	3,428,565
5.00% 7/1/31	1,000,000	1,008,100
New York State Dormitory Authority
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,058,200
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,166,746
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,041,420
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	354,517
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	180,000	193,003
Pennsylvania State Higher Educational Facilities Authority
Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	5,773,400
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,896,475
University of California Series A 5.125% 5/15/20 (AMBAC)	210,000	223,892
University of Minnesota Series A 5.00% 12/1/17	5,040,000	6,130,806
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,745,957

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	$1,065,000	$1,090,091
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,315,138
5.00% 6/1/21	1,250,000	1,310,775
		58,654,981
Electric Revenue Bonds – 2.54%
California State Department Water Resources
Power Supply Revenue
Series L 5.00% 5/1/19	6,000,000	7,172,100
Series N 5.00% 5/1/21	3,580,000	4,300,618
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,133,930
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,327,360
South Carolina State Public Service Authority Revenue
Series A 5.125% 1/1/21 (AGM)	1,000,000	1,043,960
Vernon, California Electric System Revenue
Series A 5.125% 8/1/21	4,020,000	4,021,126
		19,999,094
Healthcare Revenue Bonds – 9.48%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,461,120
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,804,401
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,496,533
California Municipal Finance Authority
Certificates of Participation
(Community Hospitals Center) 5.25% 2/1/24	1,350,000	1,313,942
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,195,370
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	616,380
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Social Ministries)
6.25% 1/1/24	2,625,000	2,777,933

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
System) Series A 6.00% 1/1/21	$1,000,000	$1,065,640
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	3,400,000	3,510,092
Lycoming County, Pennsylvania Authority Health System
Revenue (Susquehanna Health System Project)
Series A 5.50% 7/1/28	2,500,000	2,459,400
• Maryland State Health & Higher Education Facilities
Authority Revenue (John Hopkins Health Systems)
5.00% 5/15/46	790,000	849,606
Massachusetts State Health & Educational Facilities
Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	2,137,805
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,377,760
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,226,247
Minneapolis, Minnesota Revenue (National Marrow Donor
Program Project)
5.00% 8/1/16	4,720,000	5,129,978
5.00% 8/1/18	2,500,000	2,673,525
New Jersey Health Care Facilities Financing Authority
(Saint Peter’s University Hospital) 6.00% 7/1/26	3,000,000	3,030,780
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.50% 12/1/21	2,000,000	2,100,980
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	702,328
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,304,220
5.00% 1/1/18	1,000,000	1,156,980
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	670,000	700,766

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30	$3,800,000	$4,204,244
Series C 4.50% 11/15/38	2,540,000	2,857,017
Scottsdale, Arizona Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.00% 9/1/19	3,065,000	3,313,265
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,791,073
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,309,332
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,003,200
		74,569,917
Housing Revenue Bonds – 0.60%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,720,490
		4,720,490
Lease Revenue Bonds – 4.28%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,360,363
Commonwealth of Pennsylvania (Department of
Corrections) Series A 4.00% 10/1/24	3,910,000	3,894,125
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,170,374
5.00% 6/1/21 (AMBAC)	1,000,000	1,000,070
Michigan State Building Authority Revenue Series I
5.00% 10/15/24	2,860,000	2,876,845
5.50% 10/15/18	2,050,000	2,063,325
New Jersey Economic Development Authority (School
Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	7,865,619
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,056,380
• Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series J 5.00% 7/1/28	1,000,000	1,023,930

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B
5.00% 6/1/12	$2,060,000	$2,130,184
5.00% 6/1/18	1,000,000	1,177,800
Virginia Commonwealth Transportation Board Transportation
Revenue (U.S. Route 58 Corridor Development)
Series B 4.75% 5/15/21	7,460,000	8,074,630
		33,693,645
Local General Obligation Bonds – 7.39%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,692,640
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,034,780
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,370,967
Dallas, Texas 5.125% 2/15/15	3,000,000	3,468,030
Fairfax County, Virginia Refunding
& Public Improvement Series A
5.00% 4/1/17	4,000,000	4,836,000
5.00% 4/1/20	10,000,000	11,885,900
5.25% 4/1/14	3,500,000	3,939,670
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,949,080
Houston, Texas Refunding & Public Improvement
Series A 5.00% 3/1/15	3,480,000	4,009,795
Lansing, Michigan Community College (College Building
& Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,407,972
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21 (FGIC)	2,880,000	3,055,622
(Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,162,300
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,083,550
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	4,028,885
Series G 5.25% 8/1/15	1,000,000	1,109,120
Series I 5.00% 8/1/21	1,000,000	1,096,800
Series J 5.50% 6/1/23	15,000	16,031
		58,147,142

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 3.43%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	$1,000,000	$1,081,200
California State Economic Recovery Series A 5.25% 7/1/14	225,000	255,746
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,118,210
5.25% 2/15/33-14	3,000,000	3,354,630
5.50% 2/15/23-14	1,000,000	1,124,310
Hampton, Virginia Convention Center Revenue
5.25% 1/15/23-13 (AMBAC)	1,000,000	1,067,370
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement - University Center
Project) 6.00% 5/1/22-12	750,000	786,450
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,102,520
Lunenburg County, Virginia
Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	772,915
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami) Series A
5.00% 4/1/34-14 (AMBAC)	3,500,000	3,893,679
Michigan State Building Authority Revenue
(Facilities Program) Series I
5.00% 10/15/24-11	140,000	140,825
5.50% 10/15/18-11	125,000	125,813
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	532,955
New Jersey State Educational Facilities Authority Revenue
(Georgian Court College Project) Series C 6.50% 7/1/33-13	500,000	556,780
New Jersey State Transportation Trust Fund Authority
(Transportation System) Series C 5.50% 6/15/22-13	1,700,000	1,857,267
New York City, New York Series J 5.50% 6/1/23-13	985,000	1,075,334
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care
System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,107,360
• Ohio State Higher Educational Facility Revenue Adjustable
Medium Term (Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,076,450

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Ohio State University General Receipts (Ohio State
University) Series B 5.25% 6/1/21-13	$820,000	$891,119
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20-11	555,000	562,909
Pennsylvania State Higher Educational Facilities Authority
College & University Revenue (Geneva College Project)
6.125% 4/1/22-12	1,000,000	1,034,310
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,139,420
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	2,000,000	2,276,420
University of California Revenue Series A
5.125% 5/15/20-13 (AMBAC)	40,000	43,206
		26,977,198
Resource Recovery Revenue Bonds – 0.27%
Connecticut Resources Recovery Authority (Covanta)
Series A 4.00% 11/15/14 (AMT)	1,000,000	1,077,940
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	1,100,000	1,076,240
		2,154,180
Special Tax Revenue Bonds – 10.16%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	1,148,820
Brooklyn Arena Local Development Corporation New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	5,785,505
California State Economic Recovery Series A
5.25% 7/1/14	775,000	875,502
5.25% 7/1/21	2,740,000	3,224,953
Casa Grande, Arizona Excise Tax Revenue
5.00% 4/1/22 (AMBAC)	1,600,000	1,655,264
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,497,355
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,653,244
5.25% 1/1/23	5,375,000	5,891,054

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	Guam Government Limited Obligation Revenue
	(Section 30) Series A
	5.375% 12/1/24	$1,750,000	$1,787,013
	5.625% 12/1/29	1,125,000	1,143,439
	Louisiana State Citizens Property Insurance Corporation
	Assessment Revenue Series C-2 6.75% 6/1/26
	(ASSURED GTY)	3,600,000	4,142,376
	Middlesex County, New Jersey Improvement Authority
	Senior Revenue (Heldrich Center Hotel/Conference
	Project) Series A 5.00% 1/1/32	1,000,000	566,700
@	Modesto, California Special Tax Community Facilities
	District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,192,335
	New Jersey Economic Development Authority Revenue
	(Cigarette Tax) 5.625% 6/15/18	355,000	355,163
•	New York City, New York Transitional Finance Authority
	Future Tax Secured Series A 5.50% 11/1/26	1,000,000	1,008,210
	New York State Local Government Assistance Corporation
	Refunding Subordinate Lien Series A
	5.00% 4/1/17	8,615,000	10,384,434
	5.00% 4/1/20	3,360,000	4,107,734
	New York State Urban Development Corporation
	(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,795,466
	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
	Series A 6.125% 8/1/29	2,500,000	2,600,075
	Series C 6.50% 8/1/35	6,500,000	7,179,445
	Richmond Heights, Missouri Tax Increment & Transaction
	Sales Tax Revenue Refunding & Improvement
	(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	911,050
@	St. Joseph, Missouri Industrial Development Authority Tax
	Increment Revenue (Shoppes at North Village Project)
	Series A 5.10% 11/1/19	250,000	242,418
	Series B 5.375% 11/1/23	1,000,000	918,130
	Virgin Islands Public Finance Authority Revenue (Senior
	Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,826,840
	Washington State Motor Vehicle Fuel Tax Series B
	5.00% 7/1/16	4,250,000	5,071,185

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
^(Capital Appreciation-Sales Tax Subordinate Lien)
Series B 6.07% 6/1/21	$5,230,000	$3,056,151
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	1,240,000	1,283,536
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,626,927
		79,930,324
State General Obligation Bonds – 22.35%
California State 5.25% 11/1/17	1,000,000	1,088,150
California State Various Purpose 5.00% 10/1/18	5,000,000	5,938,800
California Statewide Communities Development Authority
Revenue (Purchase Proposition 1A Receivables Program)
5.00% 6/15/13	2,690,000	2,893,633
Connecticut State Economic Recovery Series A
5.00% 1/1/16	7,700,000	9,036,874
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,283,140
Georgia State
5.00% 8/1/12	3,125,000	3,262,656
5.00% 7/1/17	4,810,000	5,842,755
Guam Government Series A 7.00% 11/15/39	1,560,000	1,610,700
Hawaii State Series DR 5.00% 6/1/15	7,000,000	8,136,100
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,668,870
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,328,562
Second Series
5.00% 7/15/14	975,000	1,104,178
5.00% 8/1/17	1,500,000	1,779,930
Series B
5.00% 3/1/18	1,930,000	2,355,681
5.00% 3/1/21	7,700,000	9,376,443
Series C 5.00% 11/1/17	2,750,000	3,370,428
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,473,950
Series C 5.50% 11/1/15	4,090,000	4,892,540
Minnesota State 5.00% 6/1/14	900,000	1,013,715
Minnesota State Various Purpose Series A 5.00% 8/1/19	7,020,000	8,685,074
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,886,286
New York State Series A 5.00% 2/15/28	5,000,000	5,588,600

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
North Carolina State Public Improvement Series A
5.00% 3/1/12	$4,000,000	$4,096,920
5.00% 3/1/15	1,200,000	1,388,712
North Carolina State Refunding
Series A
5.00% 3/1/16	6,000,000	7,120,980
5.00% 3/1/17	3,000,000	3,621,690
Series B 5.00% 4/1/15	4,000,000	4,642,320
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,062,638
Series D 5.00% 9/15/14	3,500,000	3,972,605
Oregon State Series L 5.00% 5/1/26	8,000,000	9,264,559
Pennsylvania State
5.50% 2/1/13	3,200,000	3,436,480
Second Series 5.00% 7/1/20	2,300,000	2,803,033
Series A 5.00% 8/1/13	4,000,000	4,359,280
Puerto Rico Commonwealth Government Development
Bank 4.75% 12/1/15 (NATL-RE)	4,765,000	4,918,624
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,335,496
5.25% 7/1/22	3,470,000	3,502,306
5.25% 7/1/23	1,125,000	1,163,621
5.50% 7/1/17	4,415,000	4,931,334
• Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,023,930
• Puerto Rico Public Finance Corporation Commonwealth
Appropriation (LOC-Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	1,014,430
Virginia State
5.00% 6/1/23	2,000,000	2,309,520
Series D 5.00% 6/1/19	5,715,000	7,057,854
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,193,220
		175,836,617
Transportation Revenue Bonds – 14.50%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,102,880
Central Texas Regional Mobility Authority Revenue
Senior Lien 5.75% 1/1/31	3,325,000	3,271,401

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A
5.00% 7/1/13	$2,375,000	$2,555,714
5.00% 7/1/15	750,000	855,540
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien Series A-2
5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,052,240
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	741,554
5.00% 11/1/23	750,000	811,118
5.00% 11/1/24	400,000	428,996
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,614,457
Houston, Texas Airports Commission Series B
5.00% 7/1/25	1,000,000	1,085,250
5.00% 7/1/26	3,000,000	3,227,850
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,181,093
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,535,000	2,504,479
Memphis-Shelby County, Virginia Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,481,380
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,901,275
Series C 6.50% 11/15/28	2,860,000	3,357,325
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,064,390
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,477,650
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,224,811
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,547,698
North Texas Tollway Authority Revenue (Special Projects
System) Series A 5.00% 9/1/17	1,000,000	1,179,480

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	$3,925,000	$4,536,947
•Series E-3 5.75% 1/1/38	3,750,000	4,333,350
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,369,531
Phoenix, Arizona Civic Improvement Airport Revenue
Series A 5.00% 7/1/26	7,500,000	7,952,774
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	7,000,000	7,305,760
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,555,017
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,140,008
San Francisco, California City & County Airports Commission
Series B 5.00% 5/1/15	4,000,000	4,538,360
Series D 5.00% 5/1/25	2,000,000	2,190,000
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	4,165,484
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,008,924
(Mobility Partners) 7.50% 12/31/31	3,565,000	3,867,490
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	2,014,806
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	2,068,180
•Series B-1 5.00% 11/15/25	4,000,000	4,372,520
•Series B-3 5.00% 11/15/38	1,800,000	2,054,052
Virginia Commonwealth Transportation Board
(Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,378,260
Virginia Port Authority Commonwealth Port Fund Revenue
Resolution 5.00% 7/1/12 (AMT)	500,000	518,235
		114,036,279
Water & Sewer Revenue Bonds – 6.38%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21	2,430,000	2,843,902
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,344,299
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,377,010

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Florida Water Pollution Control Financing Corporation
Revenue (Water Pollution Control)
Series A 5.00% 1/15/25	$5,000,000	$5,654,700
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,871,350
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,596,145
New York City, New York Municipal Water Finance
Authority Water & Sewer System
Series B 5.00% 6/15/21 (AMBAC)	2,085,000	2,343,665
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,607,165
Series D 5.00% 9/15/23	3,360,000	3,759,504
Series K 5.50% 6/15/15	3,500,000	4,149,145
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,853,160
San Francisco, California City & County Public Utilities Commission
Series A 5.00% 11/1/27	7,430,000	8,192,169
Series D 5.00% 11/1/16	3,000,000	3,598,560
		50,190,774
Total Municipal Bonds (cost $731,788,175)		771,773,450

Short-Term Investments – 0.74%
¤Variable Rate Demand Notes – 0.74%
Albermarle County, Virginia Economic Development
Authority Hospital Revenue (Martha Jefferson Hospital)
Series D 0.12% 10/1/48 (LOC – Wells Fargo Bank)	400,000	400,000
Arizona State Health Facilities Authority Revenue (Catholic
West Health Facilities) Series B 0.16% 7/1/35
(LOC – JPMorgan Chase Bank)	470,000	470,000
California State (Kindergarten) Series A5 0.11% 5/1/34
(LOC – Citibank)	200,000	200,000
California State Economic Recovery Series C-1
0.08% 7/1/23 (LOC – Bank of America)	900,000	900,000
Colorado Health Facilities Authority Revenue (NCMC Inc.
Project) Series A 0.12% 5/15/24 (LOC – Wells Fargo Bank)	385,000	385,000
Eastern Michigan University Revenue Series A
0.15% 3/1/49 (LOC – JPMorgan Chase Bank)	200,000	200,000

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments (continued)
¤Variable Rate Demand Notes (continued)
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care System Revenue
(Allina Health System) Series B-1 0.12% 11/15/35
(LOC – JPMorgan Chase Bank)	$2,000,000	$2,000,000
North Kansas City, Missouri Hospital Revenue (North Kansas
City Hospital) 0.17% 11/1/33 (LOC – Bank of America)	250,000	250,000
Ohio State (Infrastructure Improvement)
Series B 0.15% 8/1/21	300,000	300,000
Syracuse, New York Industrial Development Agency
Civic Facilities Revenue (Syracuse University Project)
Series A-1 0.11% 7/1/37 (LOC – JPMorgan Chase Bank)	300,000	300,000
Wichita, Kansas Hospital Revenue (Christian Health III)
Series B-1 0.13% 11/15/39 (LOC – JPMorgan Chase Bank)	100,000	100,000
Wisconsin State Health & Educational Facilities Authority
Revenue (Wasau Hospital) 0.10% 8/15/36
(LOC – JPMorgan Chase Bank)	300,000	300,000
		5,805,000
Total Short-Term Investments (cost $5,805,000)		5,805,000

Total Value of Securities – 98.84%
(cost $737,593,175)		777,578,450
Receivables and Other Assets
Net of Liabilities – 1.16%		9,105,004
Net Assets Applicable to 66,138,917
Shares Outstanding – 100.00%		$786,683,454

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($444,780,548 / 37,521,875 Shares)		$11.85
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($249,073 / 21,033 Shares)		$11.84
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($60,397,956 / 5,097,881 Shares)		$11.85
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($281,255,877 / 23,498,128 Shares)		$11.97

Components of Net Assets at August 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$762,847,743
Undistributed net investment income	16,208
Accumulated net realized loss on investments	(16,165,772)
Net unrealized appreciation of investments	39,985,275
Total net assets	$786,683,454

§
Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of August 31, 2011. Interest rates reset periodically.
@	Illiquid security. At August 31, 2011, the aggregate amount of illiquid securities was $2,352,883, which represented 0.30% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Insured by Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.85
Sales charge (2.75% of offering price) (B)	0.34
Offering price	$12.19

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware National High-Yield Municipal Bond Fund	August 31, 2011

	Principal amount	Value
Municipal Bonds – 98.41%
Corporate Revenue Bonds – 20.23%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement -
U.S. Steel Corp. Project) 6.875% 5/1/30	$1,000,000	$1,044,580
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	1,500,000	1,056,450
6.50% 6/1/47	8,405,000	6,504,292
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,033,650
Capital Trust Agency, Florida Revenue (Million Air One)
7.75% 1/1/41 (AMT)	1,700,000	1,674,585
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,008,860
Chicago, Illinois O’Hare International Airport Special
Facilities Revenue (American Airlines Inc. Project)
5.50%12/1/30	2,130,000	1,666,832
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	750,000	707,168
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing (International Paper Co.
Project) Series A 5.70% 5/1/34	1,000,000	1,010,470
Cook County, Illinois Revenue (NaviStar International -
Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,005,360
Dallas - Fort Worth, Texas International Airport Facility
Improvement Corporation Revenue Subseries 3
9.125% 5/1/29 (AMT)	1,000,000	996,740
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project) Series A
6.35% 2/1/25 (AMT)	1,650,000	1,667,985
Delaware State Economic Development Authority Revenue
Exempt Facilities (Indian River Power) 5.375% 10/1/45	1,000,000	896,550
Golden State, California Tobacco Securitization Settlement
Revenue Refunding Asset-Backed Senior Notes
Series A-1 5.75% 6/1/47	3,010,000	2,132,766
Gulf Coast, Texas Waste Disposal Authority Revenue
(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,004,960

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	$1,455,000	$1,491,535
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	1,000,000	1,003,330
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	1,000,000	1,024,140
Love Field Airport Modernization Corporation,
Texas Special Facilities Revenue
(Southwest Airlines Co. Project) 5.25% 11/1/40	2,000,000	1,886,120
Maryland Economic Development Corporation Facilities
Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	1,530,000	1,510,921
Michigan Tobacco Settlement Financing Authority Revenue
Asset-Backed Series A 6.00% 6/1/48	555,000	389,754
Mississippi Business Finance Corporation Pollution
Control Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	900,000	899,910
M-S-R Energy Authority, California Gas Revenue
Series C 6.50% 11/1/39	1,000,000	1,061,890
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
6.40% 9/15/23 (AMT)	1,000,000	966,640
New York City, New York Industrial Development Agency
Special Facilities Revenue
•(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	1,000,000	1,001,800
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	810,910
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	500,000	491,390
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	1,000,000	1,010,900
Ohio County, Kentucky Pollution Control Revenue
(Big Rivers Electric Corp. Project)
Series A 6.00% 7/15/31	1,250,000	1,263,600
Parish of St. John Baptist, Louisiana Revenue
(Marathon Oil Corp.) Series A 5.125% 6/1/37	800,000	763,104

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	$1,000,000	$1,072,870
Petersburg, Indiana Pollution Control Revenue
(Indianapolis Power & Light Co. Project)
6.375% 11/1/29 (AMT)	1,000,000	1,009,730
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue
(Mead Westvaco Corp. Project)
Series A 6.35% 5/15/35 (AMT)	500,000	500,010
Pima County, Arizona Industrial Development Authority
Industrial Revenue (Tucson Electric Power Project 1983)
Series A 5.25% 10/1/40	1,000,000	907,770
Salt Verde Financial Corporation, Arizona Gas Revenue
Senior 5.00% 12/1/37	1,000,000	864,160
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project)
5.60% 12/1/35 (AMT)	1,000,000	975,050
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	1,000,000	963,580
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	1,150,000	1,293,106
		46,573,468
Education Revenue Bonds – 21.21%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,013,820
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project)
6.00% 6/1/45	1,250,000	1,186,000
California Municipal Finance Authority
(Azusa Pacific University Project)
Series B 7.75% 4/1/31	1,000,000	1,026,040
California Statewide Communities Development Authority
Charter School Revenue (Green Dot Public Schools)
Series A 7.25% 8/1/41	415,000	418,901

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
7.50% 11/1/41	$1,000,000	$1,055,150
Series A 5.50% 11/1/38	1,000,000	848,490
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	955,140
California Statewide Communities Development
Authority Student Housing Revenue (East Campus
Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	952,370
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,500,000	1,407,510
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.25% 12/1/45	1,000,000	972,390
Delaware County, Pennsylvania Industrial
Development Authority Charter School Revenue
(Chester Community Charter School)
Series A 6.125% 8/15/40	1,785,000	1,656,605
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	1,850,000	1,352,128
Idaho Housing & Financing Association Nonprofit Facilities
Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,052,640
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,027,870
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	1,000,000	1,009,730
Iowa Higher Education Loan Authority Revenue
(Private College Facilities) 6.00% 9/1/39	1,500,000	1,484,550
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,170,000	1,128,301
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	1,130,000	1,159,719

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maryland State Health & Higher Educational
Facilities Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	$1,000,000	$954,070
‡@(Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	467,474
Massachusetts Health & Educational Facilities
Authority Revenue (Springfield College)
5.625% 10/15/40	1,000,000	963,230
Michigan Finance Authority Educational Facilities
Revenue (Saint Catherine Siena)
Series A 8.50% 10/1/45	1,000,000	1,072,200
Michigan Finance Authority Limited Obligation
Revenue (Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	828,531
(University Learning) 7.50% 11/1/40	1,000,000	992,820
(Voyageur) 8.00% 7/15/41	1,250,000	1,231,675
Michigan Public Educational Facilities Authority
Revenue (Limited-Obligation-Landmark Academy)
7.00% 12/1/39	950,000	896,544
Minnesota Higher Education Facilities Authority
Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	962,690
New Castle County, Delaware Revenue
(Newark Charter School Inc. Project) 5.00% 9/1/36	500,000	423,135
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,475,730
New Jersey State Educational Facilities Authority
Revenue (University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,000,000	1,160,280
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	1,500,000	1,512,150
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32	1,000,000	880,340
(Concordia University Project) Series A
6.125% 9/1/30	1,000,000	1,018,330
6.375% 9/1/40	500,000	508,550

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	$1,300,000	$1,292,525
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	990,190
•(Foundation Indiana University)
Series A 0.815% 7/1/39 (XLCA)	2,400,000	1,377,984
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39 (XLCA)	1,000,000	900,880
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. -
East Stroudsburg University of Pennsylvania)
5.00% 7/1/42	1,000,000	855,220
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(First Philadelphia Charter Project) Series A 5.75% 8/15/32	745,000	662,059
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	943,220
Philadelphia, Pennsylvania Redevelopment Authority
Revenue (Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,204,095
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	910,000	702,711
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	2,000,000	2,054,580
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,217,063
Wyoming Community Development Authority Student
Housing Revenue (CHF-Wyoming, LLC) 6.50% 7/1/43	1,000,000	1,020,260
Yonkers, New York Economic Development Corporation
Education Revenue (Charter School Educational
Excellence) 6.25% 10/15/40	595,000	565,214
		48,841,104
Healthcare Revenue Bonds – 22.52%
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	923,420
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement
Residence Project) 5.875% 7/1/30	1,000,000	1,004,350

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Brevard County, Florida Health Facilities Authority
Health Care Facilities Revenue
(Health First Inc. Project) 7.00% 4/1/39	$1,000,000	$1,097,770
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	998,613
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	992,950
California Statewide Communities Development
Authority Revenue (Senior Living - Southern California)
7.25% 11/15/41	500,000	537,290
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	793,530
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	500,000	439,655
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Ministries Project)
6.375% 1/1/39	1,000,000	1,027,250
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	1,000,000	828,230
Franklin County, Pennsylvania Industrial Development
Authority Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	1,000,000	996,190
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,002,960
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,172,788
Hawaii State Department Budget & Finance Special
Purpose Senior Living Revenue (Craigside Project)
Series A 9.00% 11/15/44	1,000,000	1,115,140
Illinois Finance Authority Revenue
(Admiral at Lake Project) Series A 8.00% 5/15/46	1,500,000	1,512,780
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,111,390
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,047,050
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	980,560

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Indiana Finance Authority Hospital Revenue
(King’s Daughters Hospital & Health) 5.50% 8/15/45	$1,000,000	$887,170
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	1,022,610
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	1,100,000	1,070,586
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	721,933
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	898,850
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,809,329
Lucas County, Ohio Refunding & Improvement
(Luthern Homes) Series A 7.00% 11/1/45	2,000,000	2,073,600
Maine Health & Higher Educational Facilities Authority
Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,704,624
Maryland State Health & Higher Educational Facilities
Authority Revenue (Doctors Community Hospital)
5.75% 7/1/38	1,000,000	885,680
Montgomery County, Pennsylvania Industrial Development
Authority Revenue (Meeting - Whitemarsh Continuing
Care) 6.25% 2/1/35	1,500,000	1,257,075
New Jersey Health Care Facilities Financing
Authority Revenue
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	845,604
(St. Peter’s University Hospital) 6.25% 7/1/35	2,700,000	2,689,766
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	1,000,000	977,820
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,425,106
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	868,280
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	1,000,000	1,045,920

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	$2,000,000	$1,841,340
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	505,545
San Buenaventura, California Revenue (Community
Memorial Health Systems) 7.50% 12/1/41	1,475,000	1,464,277
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	908,659
St. Johns County, Florida Industrial Development
Authority Revenue (Presbyterian Retirement)
Series A 5.875% 8/1/40	1,000,000	993,750
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	500,000	505,605
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	1,955,240
Suffolk County, New York Economic Development
Corporation Revenue (Peconic Landing Southland)
6.00% 12/1/40	575,000	576,961
Travis County, Texas Health Facilities Development
Corporation Revenue (Westminister Manor Project)
7.125% 11/1/40	1,000,000	1,017,680
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B 6.00% 8/15/39
(ASSURED GTY)	1,250,000	1,345,538
West Virginia Hospital Finance Authority (Highland
Hospital Obligation Group) 9.125% 10/1/41	1,000,000	1,037,840
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster-
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	936,420
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center)
Series A 6.00% 8/1/33	1,000,000	1,001,730
		51,856,454
Housing Revenue Bonds – 0.67%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	1,580,000	1,549,490
		1,549,490

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 4.55%
Capital Area Cultural Education Facilities Finance
Corporation Texas Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	$1,000,000	$1,025,750
Capital Trust Agency Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	1,000,000	944,060
(Fort Lauderdale Project) 5.75% 1/1/32 (AMT)	525,000	408,109
District of Columbia Revenue (Center of Strategic &
International Studies) 6.625% 3/1/41	1,000,000	1,012,850
Guam Government Department of Education Certificates
of Participation (John F. Kennedy High School)
Series A 6.875% 12/1/40	2,000,000	2,023,139
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.00% 2/15/47	1,000,000	957,920
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	749,146
New York City, New York Industrial Development Agency
Special Airport Facilities Revenue (Airis JFK I, LLC
Project) Series A 5.50% 7/1/28 (AMT)	905,000	790,898
Oklahoma City, Oklahoma Industrial & Cultural
Facilities Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23 (AMT)	1,160,000	1,052,920
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	459,985
Wise County, Texas (Parker County Junior College District)
8.00% 8/15/34	1,000,000	1,043,840
		10,468,617
§Pre-Refunded/Escrowed to Maturity Bonds – 0.79%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 6.30% 7/1/32-12	1,000,000	1,056,680
Chicago, Illinois Tax Increment Allocation (Chatham Ridge
Redevelopment Project) 5.95% 12/15/12	750,000	766,905
		1,823,585
Resource Recovery Revenue Bonds – 0.44%
Mission Economic Development, Dallas Texas Clean Energy
Revenue (McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,016,490
		1,016,490

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 14.91%
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	$1,500,000	$1,456,305
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	911,530
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays CenterProject)
6.25% 7/15/40	2,000,000	2,035,920
6.50% 7/15/30	1,000,000	1,051,910
Dutchess County, New York Local Development
Corporation Revenue (Anderson Center Services Inc.
Project) 6.00% 10/1/30	2,000,000	1,919,880
@ Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	699,670
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	655,000	342,578
Lancaster, California Redevelopment Agency Tax
Allocation Revenue (Combined Redevelopment
Project Areas) 6.875% 8/1/39	500,000	507,230
Middlesex County, New Jersey Improvement
Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A
5.00% 1/1/32	500,000	283,350
5.125% 1/1/37	870,000	493,064
Mosaic, Virginia District Community Development
Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,554,450
Nampa Development Corporation, Idaho Revenue
5.90% 3/1/30	2,000,000	2,001,980
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	965,000	900,046
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,129,810
New York City, New York Transitional Finance Authority
Revenue (Future Tax Secured - Fiscal 2011) Series D
5.00% 2/1/18	2,000,000	2,399,580
5.00% 2/1/26	1,000,000	1,122,410
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/24	750,000	838,500
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,005,280

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Palm Drive, California Health Care District Parcel Tax
Revenue 5.25% 4/1/30	$2,000,000	$1,485,600
Prescott Valley, Arizona Improvement District Special
Assessment (Sewer Collection System Roadway
Repair Project) 7.90% 1/1/12	41,000	41,903
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	1,855,000	1,743,811
Puerto Rico Sales Tax Financing Corporation Tax Revenue
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	730,000	628,844
Series A 5.75% 8/1/37	800,000	829,008
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement (Francis
Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,093,260
@ Southwestern Illinois Development Authority Revenue
(Local Government Program - Collinsville Limited
Project) 5.35% 3/1/31	500,000	385,700
St. Joseph, Missouri Industrial Development
Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
@5.375% 11/1/24	1,000,000	919,640
@5.50% 11/1/27	500,000	451,305
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement (Grand Center
Redevelopment Project) 6.375% 12/1/25	1,200,000	1,204,812
State of Hawaii 5.50% 7/1/18	2,000,000	2,480,279
Virgin Islands Public Finance Authority Revenue Matching
Fund Loan Note Senior Lien Series A 5.00% 10/1/29	930,000	903,551
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue 5.65% 5/1/37	945,000	865,015
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax)
Subordinate Lien 6.07% 6/1/21	1,090,000	636,942
		34,323,163
State General Obligation Bonds – 5.80%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,613,844
Maryland State (State & Local Facilities Loan)
Series C 5.00% 11/1/18	2,000,000	2,471,620

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	$2,000,000	$1,975,920
State of Minnesota (State Trunk Highway)
Series B 5.00% 8/1/21	1,000,000	1,224,020
State of New York Series A 5.25% 2/15/24	2,000,000	2,357,780
Virginia State Series D 5.00% 6/1/19	3,000,000	3,704,910
		13,348,094
Transportation Revenue Bonds – 6.60%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	1,816,592
Central Texas Regional Mobility Authority Subordinate
Lien 6.75% 1/1/41	1,000,000	957,060
Houston, Texas Airport System Revenue Refunding
Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,021,760
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,000,000	988,410
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,003,057
Regional Transportation District, Colorado Private Activity
Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,000,600
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,064,340
St. Louis, Missouri Airport Revenue (Lambert-St Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,171,390
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	2,500,000	2,604,000
7.50% 6/30/33	500,000	552,955
(Mobility Partners) 6.875% 12/31/39	1,960,000	2,026,464
		15,206,628
Water & Sewer Revenue Bonds – 0.69%
Guam Government Water and Waste Water System
Revenue 5.625% 7/1/40	1,000,000	922,480
New York State Environmental Facilities Corporation
Revenue (State Revolving Foundation - New York City
Municipal Water) 5.00% 6/15/30	600,000	661,200
		1,583,680
Total Municipal Bonds (cost $227,358,316)		226,590,773

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

Total Value of Securities – 98.41%
(cost $227,358,316)	$226,590,773
Receivables and Other Assets
Net of Liabilities – 1.59%	3,667,281
Net Assets Applicable to 23,876,157
Shares Outstanding – 100.00%	$230,258,054

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($140,629,022 / 14,620,046 Shares)	$9.62
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($768,310 / 79,728 Shares)	$9.64
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($44,496,472 / 4,606,662 Shares)	$9.66
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($44,364,250 / 4,569,721 Shares)	$9.71

Components of Net Assets at August 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$235,657,199
Distribution in excess of net investment income	(4,103)
Accumulated net realized loss on investments	(4,627,499)
Net unrealized depreciation of investments	(767,543)
Total net assets	$230,258,054

@	Illiquid security. At August 31, 2011, the aggregate amount of illiquid securities was $2,923,789, which represented 1.27% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§
Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of August 31, 2011. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
‡	Non income producing security. Security is currently in default.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware National High Yield Municipal Bond Fund
Net asset value Class A (A)	$9.62
Sales charge (4.50% of offering price) (B)	0.45
Offering price	$10.07

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year Ended August 31, 2011

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$33,227,282	$29,887,397	$12,451,620

Expenses:
Management fees	3,373,781	3,656,181	1,165,195
Distribution expenses – Class A	1,423,845	1,352,863	338,640
Distribution expenses – Class B	36,450	3,355	8,962
Distribution expenses – Class C	290,359	623,659	415,172
Dividend disbursing and transfer
agent fees and expenses	412,539	697,973	172,631
Accounting and administration expenses	245,795	292,481	83,347
Registration fees	107,790	97,900	69,322
Legal fees	48,399	54,304	25,282
Reports and statements to shareholders	45,293	65,598	26,313
Audit and tax	41,960	43,731	18,216
Trustees’ fees	33,187	39,340	11,180
Pricing fees	19,029	26,521	18,766
Insurance fees	17,406	18,024	4,303
Custodian fees	11,882	13,151	3,916
Consulting fees	6,274	7,449	2,129
Due and services	5,428	7,060	13,361
Trustees’ expenses	2,201	2,575	710
	6,121,618	7,002,165	2,377,445
Less expenses absorbed or waived	(865,861)	(555,851)	(343,042)
Less waived distribution expenses – Class A	—	(676,431)	—
Total operating expenses	5,255,757	5,769,883	2,034,403
Net Investment Income	27,971,525	24,117,514	10,417,217

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Realized and Unrealized Loss
on Investments:
Net realized loss on investments	$(2,115,254)	$(10,466,464)	$(2,617,378)
Net change in unrealized appreciation/
depreciation of investments	(14,131,063)	(6,086,618)	(7,570,920)
Net Realized and Unrealized Loss
on Investments	(16,246,317)	(16,553,082)	(10,188,298)

Net Increase in Net Assets
Resulting from Operations	$11,725,208	$7,564,432	$228,919

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Year Ended
	8/31/11	8/31/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,971,525	$27,449,487
Net realized gain (loss) on investments	(2,115,254)	5,376,303
Net change in unrealized
appreciation/depreciation of investments	(14,131,063)	33,754,276
Net increase in net assets resulting from operations	11,725,208	66,580,066

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(26,383,867)	(26,109,963)
Class B	(137,957)	(265,094)
Class C	(1,092,256)	(948,392)
Institutional Class	(357,445)	(126,036)
	(27,971,525)	(27,449,485)

Capital Share Transactions:
Proceeds from shares sold:
Class A	136,032,754	61,819,342
Class B	120,830	87,469
Class C	6,817,145	9,773,385
Institutional Class	9,076,630	10,975,123

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	13,699,555	13,870,753
Class B	77,774	116,921
Class C	798,168	691,115
Institutional Class	213,566	69,762
	166,836,422	97,403,870

	Year Ended
	8/31/11	8/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(127,465,062)	$(67,005,588)
Class B	(2,707,795)	(3,446,173)
Class C	(6,487,428)	(2,360,456)
Institutional Class	(7,518,826)	(3,613,385)
	(144,179,111)	(76,425,602)
Increase in net assets derived from
capital share transactions	22,657,311	20,978,268
Net Increase in Net Assets	6,410,994	60,108,849

Net Assets:
Beginning of year	625,240,126	565,131,277
End of year	$631,651,120	$625,240,126

Undistributed net investment income	$66,895	$66,895

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Year Ended
	8/31/11	8/31/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,117,514	$20,922,589
Net realized gain (loss) on investments	(10,466,464)	3,101,284
Net change in unrealized
appreciation/depreciation of investments	(6,086,618)	31,454,823
Net increase in net assets resulting from operations	7,564,432	55,478,696

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(14,784,211)	(17,243,762)
Class B	(8,235)	(18,866)
Class C	(1,515,940)	(1,408,918)
Institutional Class	(7,809,145)	(2,251,043)
	(24,117,531)	(20,922,589)

Capital Share Transactions:
Proceeds from shares sold:
Class A	140,084,853	240,540,308
Class B	20,903	5,061
Class C	14,263,200	32,062,484
Institutional Class	174,138,184	201,735,695

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	10,808,489	11,793,891
Class B	4,659	12,602
Class C	1,166,302	1,043,543
Institutional Class	3,678,088	1,022,951
	344,164,678	488,216,535

	Year Ended
	8/31/11	8/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(175,715,728)	$(257,852,688)
Class B	(273,313)	(403,130)
Class C	(18,651,985)	(11,028,080)
Institutional Class	(85,170,855)	(15,480,558)
	(279,811,881)	(284,764,456)
Increase in net assets derived from
capital share transactions	64,352,797	203,452,079
Net Increase in Net Assets	47,799,698	238,008,186

Net Assets:
Beginning of year	738,883,756	500,875,570
End of year	$786,683,454	$738,883,756

Undistributed net investment income	$16,208	$16,225

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Year Ended
	8/31/11	8/31/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,417,217	$5,970,302
Net realized gain (loss) on investments	(2,617,378)	1,001,919
Net change in unrealized
appreciation/depreciation of investments	(7,570,920)	13,240,902
Net increase in net assets resulting from operations	228,919	20,213,123

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,771,903)	(4,828,032)
Class B	(38,072)	(63,201)
Class C	(1,767,391)	(793,575)
Institutional Class	(1,748,678)	(265,485)
	(10,326,044)	(5,950,293)

Capital Share Transactions:
Proceeds from shares sold:
Class A	69,006,067	80,165,567
Class B	721	25,758
Class C	20,108,287	28,127,837
Institutional Class	52,126,539	21,613,556

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,714,720	3,020,007
Class B	21,607	31,120
Class C	1,323,516	528,580
Institutional Class	873,530	144,889
	148,174,987	133,657,314

	Year Ended
	8/31/11	8/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(65,639,157)	$(23,646,518)
Class B	(317,507)	(553,592)
Class C	(11,190,907)	(2,204,078)
Institutional Class	(24,642,477)	(5,576,829)
	(101,790,048)	(31,981,017)
Increase in net assets derived from
capital share transactions	46,384,939	101,676,297
Net Increase in Net Assets	36,287,814	115,939,127

Net Assets:
Beginning of year	193,970,240	78,031,113
End of year	$230,258,054	$193,970,240

Distributions in excess of net investment income	$(4,103)	$(4,408)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$11.630	$10.890	$10.970	$11.230	$11.570

0.503	0.522	0.479	0.462	0.466
(0.330)	0.740	(0.081)	(0.260)	(0.337)
0.173	1.262	0.398	0.202	0.129

(0.503)	(0.522)	(0.478)	(0.462)	(0.469)
(0.503)	(0.522)	(0.478)	(0.462)	(0.469)

$11.300	$11.630	$10.890	$10.970	$11.230

1.65%	11.85%	3.91%	1.82%	1.08%

$589,175	$581,931	$536,420	$510,822	$735,584
0.80%	0.80%	0.84%	0.85%	0.87%

0.94%	0.95%	0.97%	0.94%	0.95%
4.52%	4.64%	4.60%	4.13%	4.03%

4.38%	4.49%	4.47%	4.04%	3.95%
49%	32%	66%	28%	36%

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$11.620	$10.880	$10.960	$11.230	$11.570

0.418	0.437	0.399	0.378	0.378
(0.330)	0.740	(0.080)	(0.270)	(0.337)
0.088	1.177	0.319	0.108	0.041

(0.418)	(0.437)	(0.399)	(0.378)	(0.381)
(0.418)	(0.437)	(0.399)	(0.378)	(0.381)

$11.290	$11.620	$10.880	$10.960	$11.230

0.89%	11.01%	3.13%	0.96%	0.32%

$2,682	$5,373	$8,168	$11,812	$17,286
1.56%	1.56%	1.60%	1.61%	1.63%

1.70%	1.71%	1.73%	1.70%	1.71%
3.76%	3.88%	3.84%	3.37%	3.27%

3.62%	3.73%	3.71%	3.28%	3.19%
49%	32%	66%	28%	36%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$11.630	$10.890	$10.970	$11.230	$11.570

0.419	0.437	0.399	0.377	0.378
(0.330)	0.740	(0.080)	(0.260)	(0.337)
0.089	1.177	0.319	0.117	0.041

(0.419)	(0.437)	(0.399)	(0.377)	(0.381)
(0.419)	(0.437)	(0.399)	(0.377)	(0.381)

$11.300	$11.630	$10.890	$10.970	$11.230

0.88%	11.00%	3.13%	0.96%	0.41%

$30,552	$30,302	$20,542	$16,641	$16,871
1.56%	1.56%	1.60%	1.61%	1.63%

1.70%	1.71%	1.73%	1.70%	1.71%
3.76%	3.88%	3.84%	3.37%	3.27%

3.62%	3.73%	3.71%	3.28%	3.19%
49%	32%	66%	28%	36%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

		12/31/081
Year Ended		to
8/31/11	8/31/10	8/31/09
$11.720	$10.890	$10.020

0.534	0.549	0.322
(0.340)	0.830	0.870
0.194	1.379	1.192

(0.534)	(0.549)	(0.322)
(0.534)	(0.549)	(0.322)

$11.380	$11.720	$10.890

1.83%	12.84%	12.15%

$9,242	$7,634	$1
0.56%	0.56%	0.60%

0.70%	0.71%	0.73%
4.76%	4.88%	4.84%

4.62%	4.73%	4.71%
49%	32%	66%	3

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$12.110	$11.460	$11.250	$11.210	$11.470

0.381	0.423	0.388	0.383	0.414
(0.260)	0.650	0.210	0.041	(0.260)
0.121	1.073	0.598	0.424	0.154

(0.381)	(0.423)	(0.388)	(0.384)	(0.414)
(0.381)	(0.423)	(0.388)	(0.384)	(0.414)

$11.850	$12.110	$11.460	$11.250	$11.210

1.10%	9.53%	5.49%	3.83%	1.34%

$444,780	$481,004	$459,782	$407,729	$306,215
0.75%	0.75%	0.75%	0.75%	0.76%

0.98%	1.00%	1.03%	1.03%	1.03%
3.27%	3.59%	3.51%	3.38%	3.60%

3.04%	3.34%	3.23%	3.10%	3.33%
43%	27%	47%	28%	40%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$12.100	$11.450	$11.240	$11.200	$11.460

0.282	0.324	0.294	0.287	0.317
(0.260)	0.650	0.210	0.041	(0.260)
0.022	0.974	0.504	0.328	0.057

(0.282)	(0.324)	(0.294)	(0.288)	(0.317)
(0.282)	(0.324)	(0.294)	(0.288)	(0.317)

$11.840	$12.100	$11.450	$11.240	$11.200

0.25%	8.62%	4.61%	2.95%	0.48%

$249	$511	$861	$1,272	$1,786
1.60%	1.60%	1.60%	1.60%	1.61%

1.68%	1.70%	1.73%	1.73%	1.73%
2.42%	2.74%	2.66%	2.53%	2.75%

2.34%	2.64%	2.53%	2.40%	2.63%
43%	27%	47%	28%	40%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$12.110	$11.450	$11.240	$11.200	$11.470

0.282	0.323	0.294	0.287	0.317
(0.260)	0.660	0.210	0.041	(0.270)
0.022	0.983	0.504	0.328	0.047

(0.282)	(0.323)	(0.294)	(0.288)	(0.317)
(0.282)	(0.323)	(0.294)	(0.288)	(0.317)

$11.850	$12.110	$11.450	$11.240	$11.200

0.25%	8.70%	4.60%	2.95%	0.39%

$60,398	$65,343	$40,232	$24,880	$28,237
1.60%	1.60%	1.60%	1.60%	1.61%

1.68%	1.70%	1.73%	1.73%	1.73%
2.42%	2.74%	2.66%	2.53%	2.75%

2.34%	2.64%	2.53%	2.40%	2.63%
43%	27%	47%	28%	40%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

		12/31/081
Year Ended		to
8/31/11	8/31/10	8/31/09
$12.230	$11.460	$10.800

0.402	0.424	0.269
(0.260)	0.770	0.660
0.142	1.194	0.929

(0.402)	(0.424)	(0.269)
(0.402)	(0.424)	(0.269)

$11.970	$12.230	$11.460

1.28%	10.62%	8.68%

$281,256	$192,026	$1
0.60%	0.60%	0.60%

0.68%	0.70%	0.73%
3.42%	3.74%	3.65%

3.34%	3.64%	3.52%
43%	27%	47%	3

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$10.090	$8.920	$9.510	$10.030	$10.320

0.479	0.513	0.505	0.484	0.482
(0.474)	1.169	(0.595)	(0.520)	(0.290)
0.005	1.682	(0.090)	(0.036)	0.192

(0.475)	(0.512)	(0.500)	(0.484)	(0.482)
(0.475)	(0.512)	(0.500)	(0.484)	(0.482)

$9.620	$10.090	$8.920	$9.510	$10.030

0.23%	19.29%	(0.38% )	(0.37% )	1.82%

$140,629	$139,628	$68,812	$67,762	$65,143
0.85%	0.85%	0.90%	0.90%	0.91%

1.01%	1.04%	1.08%	1.04%	1.03%
5.03%	5.24%	6.06%	4.94%	4.66%

4.87%	5.05%	5.88%	4.80%	4.54%
57%	37%	67%	24%	37%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$10.110	$8.940	$9.530	$10.050	$10.350

0.408	0.442	0.440	0.410	0.404
(0.474)	1.169	(0.592)	(0.520)	(0.300)
(0.066)	1.611	(0.152)	(0.110)	0.104

(0.404)	(0.441)	(0.438)	(0.410)	(0.404)
(0.404)	(0.441)	(0.438)	(0.410)	(0.404)

$9.640	$10.110	$8.940	$9.530	$10.050

(0.51% )	18.37%	(1.11% )	(1.12% )	0.96%

$768	$1,118	$1,448	$3,135	$5,972
1.60%	1.60%	1.65%	1.65%	1.66%

1.76%	1.79%	1.83%	1.79%	1.78%
4.28%	4.49%	5.31%	4.19%	3.91%

4.12%	4.30%	5.13%	4.05%	3.79%
57%	37%	67%	24%	37%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$10.130	$8.960	$9.550	$10.070	$10.360

0.409	0.442	0.441	0.410	0.404
(0.474)	1.169	(0.592)	(0.520)	(0.290)
(0.065)	1.611	(0.151)	(0.110)	0.114

(0.405)	(0.441)	(0.439)	(0.410)	(0.404)
(0.405)	(0.441)	(0.439)	(0.410)	(0.404)

$9.660	$10.130	$8.960	$9.550	$10.070

(0.51% )	18.33%	(1.11% )	(1.12% )	1.06%

$44,497	$36,384	$7,770	$6,998	$4,848
1.60%	1.60%	1.65%	1.65%	1.66%

1.76%	1.79%	1.83%	1.79%	1.78%
4.28%	4.49%	5.31%	4.19%	3.91%

4.12%	4.30%	5.13%	4.05%	3.79%
57%	37%	67%	24%	37%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

		12/31/081
Year Ended		to
8/31/11	8/31/10	8/31/09
$10.190	$8.930	$7.590

0.506	0.534	0.342
(0.484)	1.259	1.338
0.022	1.793	1.680

(0.502)	(0.533)	(0.340)
(0.502)	(0.533)	(0.340)

$9.710	$10.190	$8.930

0.41%	20.55%	22.55%

$44,364	$16,840	$1
0.60%	0.60%	0.65%

0.76%	0.79%	0.85%
5.28%	5.49%	6.41%

5.12%	5.30%	6.21%
57%	37%	67%	3

Notes to financial statements
Delaware Investments® National Tax-Free Funds	August 31, 2011

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund or, collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are

Notes to financial statements
Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended August 31, 2011.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended August 31, 2011, the Funds earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$681	$814	$180

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

Effective December 29, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High Yield Municipal Bond Fund,

respectively, through December 29, 2011. Prior to December 29, 2010, the expense limitations were voluntary. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board and DMC. These expense waivers and reimbursement applies only to expenses paid directly by the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2011, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$30,947	$36,520	$10,494

DSC also provides dividend disbursing and transfer agency services. Prior to July 18, 2011, each Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, each Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 29, 2011 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

Notes to financial statements
Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At August 31, 2011, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$221,242	$304,076	$64,649
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	15,713	19,276	5,686
Distribution fees payable
to DDLP	151,434	108,138	68,212
Other expenses payable to
DMC and affiliates*	24,042	26,255	11,448

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$13,541	$15,504	$4,396

For the year ended August 31, 2011, DDLP earned commissions on sales of the Fund’s Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$33,851	$26,739	$75,372

For the year ended August 31, 2011, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$14,224	$6,554	$1,761
Class B	725	—	42
Class C	591	8,718	6,154

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2011, the Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$321,186,543	$379,893,467	$168,068,081
Sales	299,071,761	312,473,849	116,647,583

At August 31, 2011, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$595,784,785	$737,593,175	$227,219,622
Aggregate unrealized
appreciation	$38,957,113	$42,527,288	$5,943,832
Aggregate unrealized
depreciation	(10,004,545)	(2,542,013)	(6,572,681)
Net unrealized appreciation
(depreciation)	$28,952,568	$39,985,275	$(628,849)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Notes to financial statements
Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2011:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Municipal Bonds	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Level 2	$624,737,353	$777,578,450	$226,590,773

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the year ended August 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2011 and 2010 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Year ended 8/31/11
Tax-exempt income	$27,613,447	$24,114,589	$10,263,369
Ordinary income	358,078	2,942	62,675
Total	$27,971,525	$24,117,531	$10,326,044

Year ended 8/31/10
Tax-exempt income	$26,946,651	$20,788,197	$5,854,908
Ordinary income	502,834	134,392	95,385
Total	$27,449,485	$20,922,589	$5,950,293

5. Components of Net Assets on a Tax Basis

As of August 31, 2011, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$612,009,388	$762,847,743	$235,657,199
Distributions payable	(671,718)	(590,089)	(289,127)
Undistributed tax-exempt
income	738,613	606,297	285,024
Post-October losses	(5,620,908)	(10,736,818)	(3,055,015)
Capital loss carryforwards	(3,756,823)	(5,428,954)	(1,711,178)
Unrealized appreciation
(depreciation) of investments	28,952,568	39,985,275	(628,849)
Net assets	$631,651,120	$786,683,454	$230,258,054

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distribution payables and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through August 31, 2011 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments and expiration of capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2011, the Delaware National High-Yield Municipal Bond Fund recorded the following reclassifications:

Accumulated net realized loss	$278,921
Distribution in excess of net investment income	(90,868)
Paid-in capital	(188,053)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. For the year ended August 31, 2011, $188,053 of capital loss carryforwards expired for Delaware National High-Yield Municipal Bond Fund. For the year ended August 31, 2011, the Funds utilized capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$3,694,309	$270,354	$442,974

Notes to financial statements
Delaware Investments® National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

Capital loss carryforwards remaining at August 31, 2011 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2012	$—	$—	$980,742
2015	—	—	355,701
2017	3,756,823	5,428,954	374,735
Total	$3,756,823	$5,428,954	$1,711,178

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/11	8/31/10	8/31/11	8/31/10	8/31/11	8/31/10
Shares sold:
Class A	12,484,657	5,499,136	12,048,279	20,561,913	7,142,758	8,272,964
Class B	10,773	7,807	1,840	427	78	2,718
Class C	611,323	866,259	1,214,750	2,735,842	2,060,169	2,898,321
Institutional Class	812,097	962,114	14,735,456	16,911,847	5,438,319	2,202,319

Shares issued upon reinvestment of dividends and distributions:
Class A	1,230,916	1,229,783	927,646	1,005,351	496,359	313,502
Class B	6,978	10,383	399	1,078	2,268	3,238
Class C	71,693	61,213	100,157	88,888	139,022	54,352
Institutional Class	19,047	6,078	312,696	85,605	91,520	14,620
	15,247,484	8,642,773	29,341,223	41,390,951	15,370,493	13,762,034

Shares repurchased:
Class A	(11,598,972)	(5,953,210)	(15,161,183)	(21,987,886)	(6,856,305)	(2,460,064)
Class B	(242,438)	(306,421)	(23,446)	(34,462)	(33,245)	(57,274)
Class C	(584,014)	(208,581)	(1,613,958)	(941,095)	(1,183,041)	(228,990)
Institutional Class	(670,596)	(316,816)	(7,248,874)	(1,298,699)	(2,613,360)	(563,836)
	(13,096,020)	(6,785,028)	(24,047,461)	(24,262,142)	(10,685,951)	(3,310,164)
Net increase	2,151,464	1,857,745	5,293,762	17,128,809	4,684,542	10,451,870

For the years ended August 31, 2011 and 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

		Year Ended			Year Ended
		8/31/11			8/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	118,554	118,448	$1,326,828	104,388	104,295	$1,173,700
Delaware Tax-Free
USA Intermediate Fund	6,359	6,353	73,094	8,148	8,141	95,087
Delaware National High-Yield
Municipal Bond Fund	12,827	12,848	121,021	8,566	8,583	81,217

Notes to financial statements
Delaware Investments® National Tax-Free Funds

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

On November 16, 2010, the Funds, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of August 31, 2011 or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At August 31, 2011, 7.67% of the Delaware Tax-Free USA Fund’s net assets, 7.84% of the Delaware Tax-Free USA Intermediate Fund’s net assets, and 3.00% of the Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

As of August 31, 2011, the Delaware Tax-Free USA Fund invested in municipal bonds issued by the state of California and New York which constituted approximately 10% and 16%, respectively, of the Fund’s portfolio. As of August 31, 2011, the Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the state of New York which constituted approximately 12% of the Fund’s portfolio. As of August 31, 2011, the Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of New York and Texas, which constituted approximately 11% and 10%, respectively, of the Fund’s portfolio. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of August 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

Notes to financial statements
Delaware Investments® National Tax-Free Funds

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2011 that would require recognition or disclosure in the Funds’ financial statements.

11. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. It is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2011, each Fund designates distributions paid during the year as follows:

	(A)	(B)
	Ordinary Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free USA Fund	1.28%	98.72%	100.00%
Delaware Tax-Free USA Intermediate Fund	0.01%	99.99%	100.00%
Delaware National High-Yield Municipal Bond Fund	0.61%	99.39%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

For the fiscal year ended August 31, 2011, certain interest income paid by the Funds, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended August 31, 2011, the Funds have designated maximum Qualified Interest Income distributions as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$358,078	$2,942	$62,675

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2011, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2011

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Board Consideration of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund Investment Advisory Agreements

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for each of the Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for each Fund and the Board’s view of such performance.

Delaware National High-Yield Municipal Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the three-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the one-year period was in the second quartile. The Board was very satisfied with performance.

Delaware Tax-Free USA Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional general municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and five-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Board Consideration of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund Investment Advisory Agreements (continued)

Delaware Tax-Free USA Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the second, third and first quartiles, respectively. The Fund’s performance results were mixed but tended toward median, which was acceptable. The Fund’s performance results were mixed but tended toward above median, which was acceptable.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for each Fund and the Board’s view of such expenses.

Delaware National High-Yield Municipal Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free USA Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free USA Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Delaware National High-Yield Municipal Bond Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared. The Board also noted that each of the Delaware Tax-Free USA Fund’s and Delaware Tax-Free USA Intermediate Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement for each of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund provides a sharing of benefits with the Fund and its shareholders.

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Tax-Free Fund and Voyageur Mutual Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003–2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None3
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     John A. Fry
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $61,500 for the fiscal year ended August 31, 2011.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $69,400 for the fiscal year ended August 31, 2010.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended August 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax review.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $12,900 for the fiscal year ended August 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2010.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2010.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $0 for the registrant’s fiscal years ended August 31, 2011 and August 31, 2010, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX FREE FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2011